Other Operating Income and Expenses (detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended					12 Months Ended					12 Months Ended
	Jun. 29, 2013	Mar. 31, 2014	Mar. 31, 2012 LeSueur Mn [Member]	Mar. 31, 2013 Other Operating Expense [Member]	Mar. 31, 2012 Other Operating Expense [Member]	Mar. 31, 2014 Other Operating Expense [Member]	Mar. 31, 2014 Allens, Inc [Member]	Mar. 31, 2014 Independent Foods [Member]	Mar. 31, 2013 Independent Foods [Member]	Mar. 31, 2013 Cambria, WI [Member]	Mar. 31, 2014 Aircraft [Member]	Mar. 31, 2014 Sunnyside, WA [Member]
Component of Operating Other Cost and Expense [Line Items]
Gain on sale of other assets						$ 0.2					$ 0.7
Gain on Disposition of Property			0.7		0.1					0.3
Gain (Loss) on Disposition of Assets				0.3								0.5
Gain on Purchase of Business	0.1	2.0						0.1	1.9
OtherNonrecurringIncome							$ 2.9